OTHER LIABILITIES - Roll-forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
OTHER LIABILITIES [Abstract]
Recognition of liability (Note 9)	$ 2,479
Accretion	18
Ending balance	$ 2,497